Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9 - Footnotes (Detail) SFr in Millions	Jan. 01, 2018 CHF (SFr)
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	SFr (303)
Reversal of allowances (IAS 39)	26
Deferred tax assets recognized, initial application of IFRS 9	122
Effect of adoption of IFRS 9 classification and measurement changes, pre-tax basis	(351)
Receivables from securities financing transactions, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(1)
Amount reclassified upon adoption of IFRS 9	(4,957)
Reclassified from Forward starting reverse repurchase agreements into Derivatives
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Notional values	11,490
Loans and advances to customers, to: Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(286)
Amount reclassified upon adoption of IFRS 9	(2,678)
Reversal of allowances (IAS 39)	11
Loans and advances to customers, to: Financial assets at fair value not held for trading | Loans | Investment Bank
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	552
Loans and advances to customers, to: Financial assets at fair value not held for trading | Loans | Corporate Center
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	12
Loans and advances to customers, to: Financial assets at fair value not held for trading | Auction-rate securities | Corporate Center
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	2,114
Loans and advances to customers, to: Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(15)
Amount reclassified upon adoption of IFRS 9	(468)
Reversal of allowances (IAS 39)	15
Reclassified to Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	14
Derecognized from Derivative liabilities
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	2
Available for sale assets reclassified to Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	620
Available for sale assets reclassified to Financial assets at fair value not held for trading | Equity instruments and Investment fund units
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	736
Financial assets designated at fair value reclassified to Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Financial Assets Previously Designated At Fair Value Through Profit Or Loss But No Longer So Designated First Application Of IFRS 9	58,924
Financial assets designated at fair value reclassified to Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Financial Assets Previously Designated At Fair Value Through Profit Or Loss But No Longer So Designated First Application Of IFRS 9	8
Other financial liabilities designated at fair value, from: Payables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified upon adoption of IFRS 9	5,081
Reclassified from Forward starting repurchase agreements into Derivatives
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Notional values	SFr 7,730